Balances and transactions with related parties (Details) - RUB (₽) ₽ in Millions	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Associates
Balances and transactions with related parties
Sales to/income from related parties	₽ 114
Purchases/expenses from related parties	(380)
Amounts owed by related parties	332		₽ 180
Amounts owed to related parties	(59)		(185)
Key management personnel
Balances and transactions with related parties
Sales to/income from related parties	1	₽ 12
Purchases/expenses from related parties	(191)	(124)
Amounts owed to related parties	(69)		(70)
Other related parties
Balances and transactions with related parties
Sales to/income from related parties	3	3
Purchases/expenses from related parties	(18)	₽ (22)
Amounts owed by related parties	8		6
Amounts owed to related parties	₽ (4)		₽ (3)